Schedule of Investments (unaudited)
April 30, 2024
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 125.5%
Corporate(a) — 14.4%
California Community Choice Financing Authority, RB
Series G, 5.25%, 11/01/54	$5,000	$ 5,315,924
Sustainability Bonds, 5.00%, 07/01/53	12,000	12,573,630
Sustainability Bonds, 5.00%, 12/01/53	6,000	6,271,942
Sustainability Bonds, 5.50%, 10/01/54	10,035	10,880,676
Series A-1, Sustainability Bonds, 4.00%, 05/01/53	15,000	15,001,940
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	4,545	4,781,201
		54,825,313
County/City/Special District/School District — 28.0%
Butte-Glenn Community College District, GO, Series A, Election 2016, 5.25%, 08/01/46	1,420	1,483,703
California Statewide Communities Development Authority, SAB, Series B, 5.00%, 09/02/52	565	516,624
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	6,925	7,705,624
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	7,000	6,929,842
City & County of San Francisco California, GO, Series 2020, Class D-1, 4.00%, 06/15/46	2,500	2,505,935
City & County of San Francisco California, Refunding COP, Class A, Sustainability Bonds, 4.00%, 04/01/40	6,635	6,700,675
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, Convertible, 5.00%, 06/01/43	1,570	1,621,052
Coast Community College District, GO, Series D, Election 2012, 4.00%, 08/01/42	4,595	4,545,914
Corona-Norco Unified School District, GO, Series B, Election 2014, 5.00%, 08/01/47	5,000	5,220,944
Cupertino Union School District, GO, Series C, Election 2012, 4.00%, 08/01/40	4,000	3,964,489
Dublin Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/45	6,625	6,597,076
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/47	2,500	2,421,256
Garden Grove Unified School District, GO, Election 2016, 4.00%, 08/01/45	1,320	1,291,082
Grossmont Union High School District, GO, Series I-2, 4.00%, 08/01/44	5,115	5,069,802
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	8,000	7,861,624
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,000	2,010,735
Napa Valley Unified School District, GO, Series A, Election 2016, 4.00%, 08/01/38	2,925	2,949,800
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	2,680	2,692,956
Peralta Community College District, Refunding GO, Series A, 4.00%, 08/01/32	7,335	7,351,162
San Bernardino City Unified School District, GO, Series D, Election 2012, (AGM), 4.00%, 08/01/42	1,210	1,199,213
San Bernardino Community College District, GO, Series E-1, Election 2008, 4.13%, 08/01/49	3,890	3,905,107
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	4,035	4,024,172
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	3,000	3,257,172
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Jose Evergreen Community College District, GO, Series C, Election 2016, 4.00%, 09/01/45	$3,740	$ 3,753,305
San Lorenzo Unified School District, GO, 4.00%, 08/01/41	345	347,103
San Mateo Joint Powers Financing Authority, RB, Series A, 5.00%, 07/15/43	1,965	2,073,994
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	5,039,598
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	4,000	3,971,129
		107,011,088
Education — 3.3%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	540	529,813
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	425	390,801
5.00%, 08/01/48	510	433,999
California School Finance Authority, RB(b)
Series A, 4.00%, 06/01/41	600	476,817
Series A, 5.00%, 06/01/58	2,120	1,851,772
California School Finance Authority, Refunding RB(b)
Sustainability Bonds, 5.50%, 08/01/43	130	132,193
Sustainability Bonds, 5.50%, 08/01/47	125	125,358
University of California, RB, Series AV, 5.00%, 05/15/47	8,440	8,717,829
		12,658,582
Health — 16.7%
California Health Facilities Financing Authority, RB
5.00%, 11/15/42	1,000	1,033,572
Series A, 5.00%, 11/15/48	6,190	6,336,422
Series A, 5.25%, 12/01/49	5,500	6,030,740
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	1,350	1,370,274
Series A, 4.00%, 11/15/40	2,450	2,442,649
Series A, 4.00%, 04/01/44	1,000	971,707
Series A, 4.00%, 08/15/48	4,250	4,110,585
Series A, 5.00%, 11/15/48	7,195	7,364,940
Series A, 5.00%, 08/15/51	9,210	9,763,942
Series A-2, 4.00%, 11/01/44	6,300	6,144,377
California Public Finance Authority, Refunding RB, Series A, 4.00%, 08/01/47	1,000	991,938
California Statewide Communities Development Authority, Refunding RB, 5.00%, 10/01/45	1,860	1,877,167
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 4.00%, 05/15/43	13,060	13,155,764
Series P, 5.00%, 05/15/47	2,000	2,159,762
		63,753,839
Housing — 0.8%
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 02/01/50(b)	375	275,116
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	1	677
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	1,050	667,905
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Mezzanine Lien, 4.00%, 05/01/57	$1,840	$ 1,259,630
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	1,095	704,560
Sustainability Bonds, 4.00%, 12/01/56	265	193,083
		3,100,971
State — 1.3%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	5,000	5,114,454
Tobacco — 5.0%
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	2,425	497,815
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	316,159
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	11,655	12,053,368
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	1,625	167,001
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	6,000	6,193,650
		19,227,993
Transportation — 35.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	3,020	3,015,116
City of Long Beach California Harbor Revenue, ARB
Series A, 5.00%, 05/15/44	2,500	2,644,703
Series A, AMT, 5.00%, 05/15/40	5,000	5,133,190
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	1,480	1,519,600
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.25%, 05/15/48	1,990	2,047,179
Series B, AMT, 5.00%, 05/15/36	1,090	1,105,720
Series B, AMT, 5.00%, 05/15/41	6,000	6,076,376
Series B, AMT, 5.00%, 05/15/46	7,860	7,945,865
Series C, AMT, Subordinate, 5.00%, 05/15/44	3,095	3,164,562
AMT, Sustainability Bonds, 5.25%, 05/15/47	3,900	4,119,412
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/40	4,450	4,709,510
AMT, 5.50%, 05/15/40	3,490	3,850,485
AMT, 5.00%, 05/15/43	1,250	1,295,790
AMT, 5.50%, 05/15/47	4,250	4,603,982
AMT, 5.00%, 05/15/48	1,500	1,542,600
AMT, Subordinate, 5.00%, 05/15/46	1,365	1,426,769
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	1,000	1,042,272
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/37	1,280	1,320,864
Series A, AMT, 5.00%, 03/01/41	2,000	2,048,448
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	12,795	12,801,377
Port of Los Angeles, Refunding RB
Series B, 4.00%, 08/01/35	2,685	2,725,289
Series C, Sustainability Bonds, 4.00%, 08/01/39	5,495	5,518,061
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	6,890	7,168,672
Security	Par (000)	Value
Transportation (continued)
San Diego County Regional Airport Authority, Refunding ARB, Series B, AMT, Subordinate, 5.00%, 07/01/34	$2,000	$ 2,137,390
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/40	850	850,587
Series A, AMT, 5.00%, 05/01/47	16,735	16,928,721
Series A, AMT, 5.00%, 05/01/49	6,405	6,518,745
Series B, AMT, 5.00%, 05/01/41	3,365	3,399,314
Series D, AMT, 5.00%, 05/01/43	6,130	6,318,819
Series E, AMT, 5.00%, 05/01/45	1,000	1,030,313
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	9,600	10,665,636
		134,675,367
Utilities — 20.7%
California Infrastructure & Economic Development Bank, RB
4.00%, 10/01/43	4,040	4,149,998
4.00%, 10/01/46	6,125	6,220,569
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	5,120	5,093,960
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	2,310	2,483,517
East Bay Municipal Utility District Water System Revenue, RB, Series A, Sustainability Bonds, 4.00%, 06/01/45	1,730	1,742,080
Los Angeles Department of Water & Power Water System Revenue, RB, Series A, 5.00%, 07/01/43	7,015	7,366,668
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	7,000	7,525,660
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/45	2,720	2,708,210
Orange County Water District, Refunding RB, Series A, 4.00%, 08/15/41	1,100	1,115,989
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 4.00%, 08/15/45	28,000	28,153,886
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	12,485	12,545,671
		79,106,208
Total Municipal Bonds in California		479,473,815
Florida — 0.4%
Transportation — 0.4%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(d)	1,345	1,388,072
Puerto Rico — 4.2%
State — 4.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	2,775,134
Series A-1, Restructured, 5.00%, 07/01/58	8,279	8,241,688

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$2,530	$ 2,453,568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,577	2,672,602
Total Municipal Bonds in Puerto Rico		16,142,992
Total Municipal Bonds — 130.1% (Cost: $487,177,366)		497,004,879
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
California — 19.4%
County/City/Special District/School District — 8.8%
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47	10,000	10,632,565
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Sustainability Bonds, Series A, 5.00%, 07/01/44	11,200	11,797,206
Los Angeles Unified School District, GO, Sustainability Bonds, Series QRR, 5.25%, 07/01/47	10,000	11,099,237
		33,529,008
Health — 4.4%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,625	16,873,136
Utilities — 6.2%
Los Angeles Department of Water & Power, RB, Series A, 5.00%, 07/01/42	10,670	11,044,499
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Sustainability Bonds, Series A, 4.00%, 10/01/49	12,790	12,545,401
		23,589,900
Total Municipal Bonds in California		73,992,044
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.4% (Cost: $73,956,282)		73,992,044
Total Long-Term Investments — 149.5% (Cost: $561,133,648)		570,996,923

Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(f)(g)	12,424,515	$ 12,425,758
Total Short-Term Securities — 3.3% (Cost: $12,425,758)		12,425,758
Total Investments — 152.8% (Cost: $573,559,406)		583,422,681
Other Assets Less Liabilities — 1.4%		5,321,938
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.3)%		(35,516,334)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.9)%		(171,300,000)
Net Assets Applicable to Common Shares — 100.0%		$ 381,928,285

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Shares(a)	$ 3,025,616	$ —	$ (3,020,576)(b)	$ (4,443)	$ (597)	$ —	—	$ 142,907	$ —
BlackRock Liquidity Funds, MuniCash, Institutional Shares	—	12,425,758 (b)	—	—	—	12,425,758	12,424,515	48,434	—
				$ (4,443)	$ (597)	$ 12,425,758		$ 191,341	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 497,004,879	$ —	$ 497,004,879
Municipal Bonds Transferred to Tender Option Bond Trusts	—	73,992,044	—	73,992,044
Short-Term Securities
Money Market Funds	12,425,758	—	—	12,425,758
	$12,425,758	$570,996,923	$—	$583,422,681
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(35,144,998)	$—	$(35,144,998)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)
	$—	$(206,444,998)	$—	$(206,444,998)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bond
SAB	Special Assessment Bonds